Net fee and commission income	12 Months Ended
Dec. 31, 2017
Net fee and commission income (Tables) [Abstract]
Net fee and commission income

7.     Net fee and commission income

	R$ thousand
	Years ended December 31
	2017	2016	2015
Fee and commission income
Credit cards	6,848,855	6,251,963	5,875,029
Current accounts	6,652,711	6,030,640	4,941,947
Collections	1,965,601	1,777,515	1,573,818
Guarantees	1,570,522	1,438,409	1,265,356
Asset management	1,463,469	1,079,653	1,054,424
Consortium management	1,526,660	1,278,753	1,040,109
Custody and brokerage services	754,966	618,750	556,701
Underwriting	801,219	733,530	540,879
Payments	409,267	373,639	382,427
Other	755,558	758,235	626,183
Total	22,748,828	20,341,087	17,856,873

Fee and commission expenses
Financial system services	-	(36)	(36,203)
Total	-	(36)	(36,203)

Net fee and commission income	22,748,828	20,341,051	17,820,670